SUBSEQUENT EVENT	12 Months Ended
Oct. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

2.         SUBSEQUENT EVENT – AUO LAWSUIT AND SETTLEMENT

            On December 29, 2014, the Company and AUO entered into a Settlement Agreement (the “Settlement Agreement”) and a Patent Assignment Agreement (the “Patent Assignment Agreement” and together with the Settlement Agreement, the “Agreements”) pursuant to which the Company received an aggregate of $9,000,000 from AUO. The Agreements were entered into to resolve a lawsuit filed by the Company against AUO, relating to the Company’s patented ePaper® Electrophoretic Display, and Nano Field Emission Display (“nFED”) technologies.

            Background

In May 2011, the Company entered into an Exclusive License Agreement (the “EPD License Agreement”) and a License Agreement (the “Nano Display License Agreement”) with AUO (together the “AUO License Agreements”).  Under the EPD License Agreement, the Company provided AUO with an exclusive, non-transferable, worldwide license to its ePaper® Electrophoretic Display (“EPD”) patents and technology, in connection with AUO jointly developing EPD products with the Company.  Under the Nano Display License Agreement, the Company provided AUO with a non-exclusive, non-transferable, worldwide license to its Nano Field Emission Display patents and technology, in connection with AUO jointly developing nFED products with the Company.

On January 28, 2013, the Company terminated the AUO License Agreements due to numerous alleged material and continual breaches of the agreements by AUO.  On January 28, 2013, the Company also filed a lawsuit in the United States District Court for the Northern District of California against AUO and E Ink Corporation in connection with the AUO License Agreements, alleging breach of contract, breach of the implied covenant of good faith and fair dealing, fraudulent inducement, unjust enrichment, unfair business practices, and other charges (the “AUO/E Ink Lawsuit”).  In June 2013, the Company and AUO agreed to arbitrate the charges (the case against E Ink Corporation had been dismissed without prejudice) (the “AUO/E Ink Arbitration”).

The Agreements

Pursuant to the Settlement Agreement, AUO paid the Company $2,000,000 in U.S. currency, net of any Taiwanese withholding taxes. The Settlement Agreement further provides that:

•         the Company will dismiss the AUO/E Ink Lawsuit and AUO/E Ink Arbitration, with prejudice;

•         the AUO License Agreements are terminated;

•         AUO gives up all rights to the nFED Technology;

•         for a period of two years, the Company agrees not to initiate (whether on its own or through a third party) any patent infringement lawsuits against AUO or its affiliates alleging infringement by AUO’s or AUO’s affiliates products or services, for patents owned or controlled by the Company as of the date of the Settlement Agreement. Any potential damages for patent infringement will toll uninterrupted during this two year period. The prohibition does not apply to patents acquired by the Company after the date of the Settlement Agreement; and

•         each of AUO and the Company mutually released each other from all claims that either may have against the other in connection with the AUO License Agreements, including any claims relating to the ePaper® Electrophoretic Display and nFED patents and technologies.

 Pursuant to the Patent Assignment Agreement, AUO paid the Company $7,000,000 in U.S. currency, net of any Taiwanese withholding taxes in exchange for the Company’s ePaper® Electrophoretic Display patent portfolio for which AUO was previously the exclusive licensee, consisting of:

•         10 active U.S. patents and 1 U.S. pending patent application; and

•         103 expired and/or abandoned U.S. and foreign patents and/or patent applications.

In connection with the lawsuit and settlement, the Company incurred a total of approximately $3,604,000 of contingent legal fees and litigation costs, of which $3,500,000 was paid subsequent to October 31, 2014.

  The following pro forma condensed consolidated balance sheet as of October 31, 2014, recognizes the effects of the AUO Settlement as if it occurred on October 31, 2014. Accordingly, net cash balances increased by $5,500,000 liabilities were decreased by $202,000 and the accumulated deficit was reduced by $5,702,000.

Pro Forma Condensed Consolidated Balance Sheet

October 31, 2014

ASSETS
Current assets:
Cash and cash equivalents	$8,861,246
Short-term investments in certificates of deposit	2,500,000
Accounts receivable	400,000
Prepaid expense and other current assets	60,577
Total current assets	11,821,823
Patent, net of accumulated depreciation of $314,453	2,721,658
Property and equipment, net	11,875
Total assets	$14,555,356

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued expenses	$1,047,466
Royalties and contingent legal fees	560,076
Total current liabilities	1,607,542
Patent acquisition obligation	3,236,281
Total liabilities	4,843,823
Shareholders’ equity:
Preferred stock, par value $100 per share	-
Series A preferred stock, par value $100 per share	350,000
Common stock, par value $.01 per share	2,196,922
Additional paid-in capital	146,232,373
Accumulated deficit	(139,067,762)
Total shareholder’s equity	9,711,533
Total liabilities and shareholders’ equity	$14,555,356